Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation		Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").
Principles of Consolidation
Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of TOI, its subsidiaries, all of which are controlled by TOI through majority voting control, and variable interest entities (“VIE”) for which TOI (through TOI Management) is the primary beneficiary. The Company consolidates entities in which it has a controlling financial interest based on either the variable interest entity or voting interest model. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of TOI, its subsidiaries, all of which are controlled by TOI through majority voting control, and variable interest entities (“VIE”) for which TOI (through TOI Management) is the primary beneficiary. The Company consolidates entities in which it has a controlling financial interest based on either the variable interest entity or voting interest model. All significant intercompany balances and transactions have been eliminated in consolidation.

Variable Interest Entities
Variable Interest Entities
The Company consolidates entities for which it has a variable interest and is determined to be the primary beneficiary. Noncontrolling interests in less-than-wholly-owned consolidated subsidiaries of the Company are presented as a component of total equity to distinguish between the interests of the Company and the interests of the noncontrolling owners. Revenues, expenses, and net income from these subsidiaries are included in the consolidated amounts as presented on the Condensed Consolidated Statements of Income (Operations).
The Company holds variable interests in clinical practices, TOI PCs, for which it cannot legally own, as a result of entering into master services agreements ("MSAs"). As of June 30, 2022, TOI held variable interest in TOI CA, The Oncology Institute FL, LLC, a Professional Corporation ("TOI FL,"), and The Oncology Institute TX, a Professional Corporation ("TOI TX"), all of which are VIEs. The Company is the primary beneficiary of the TOI PCs and thus, consolidates the TOI PCs in its financial statements.
Variable Interest Entities
The Company consolidates entities for which it has a variable interest and is determined to be the primary beneficiary. Noncontrolling interests in less-than-wholly-owned consolidated subsidiaries of the Company are presented as a component of total equity to distinguish between the interests of the Company and the interests of the noncontrolling owners. Revenues, expenses, and net income from these subsidiaries are included in the consolidated amounts as presented on the consolidated statements of operations.
The Company holds variable interests in clinical practices, TOI PCs, for which it cannot legally own, as a result of entering into master services agreements ("MSAs"). As of December 31, 2021, TOI held variable interest in The Oncology Institute CA, a Professional Corporation (TOI CA) and The Oncology Institute FL, LLC, a Professional Corporation ("TOI FL,"), both of which are VIEs. The Company is the primary beneficiary of the TOI PCs and thus, consolidates the TOI PCs in its financial statements.
Business Combinations
Business Combinations
The Company accounts for all transactions that represent business combinations using the acquisition method of accounting under Accounting Standards Codification Topic No. 805, Business Combinations (“ASC 805”). Per ASC 805, the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquired entity are recognized and measured at their fair values on the date an entity obtains control of the acquiree. Such fair values that are not finalized for reporting periods following the acquisition date are estimated and recorded as provisional amounts. Adjustments to these provisional amounts during the measurement period (defined as the date through which all information required to identify and measure the consideration transferred, the assets acquired, the liabilities assumed, and the noncontrolling interests obtained, limited to one year from the acquisition date) are recorded when identified. Goodwill is determined as the excess of the fair value of the consideration exchanged in the acquisition over the fair value of the net assets acquired.
The DFPH-Legacy TOI Business Combination was accounted for as a reverse recapitalization. Under this method of accounting, DFPH was treated as the “acquired” company for accounting purposes and the Business Combination was treated as the equivalent of Legacy TOI issuing stock for the net assets of DFPH, accompanied by a recapitalization. The net assets of DFPH are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination were those of TOI Parent.
Business Combinations
The Company accounts for all transactions that represent business combinations using the acquisition method of accounting under Accounting Standards Codification Topic No. 805, Business Combinations (“ASC 805”). Per ASC 805, the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquired entity are recognized and measured at their fair values on the date an entity obtains control of the acquiree. Such fair values that are not finalized for reporting periods following the acquisition date are estimated and recorded as provisional amounts. Adjustments to these provisional amounts during the measurement period (defined as the date through which all information required to identify and measure the consideration transferred, the assets acquired, the liabilities assumed, and the noncontrolling interests obtained, limited to one year from the acquisition date) are recorded when identified. Goodwill is determined as the excess of the fair value of the consideration exchanged in the acquisition over the fair value of the net assets acquired.
The DFPH-Legacy TOI Business Combination was accounted for as a reverse recapitalization. Under this method of accounting, DFPH was treated as the “acquired” company for accounting purposes and the Business Combination was treated as the equivalent of Legacy TOI issuing stock for the net assets of DFP, accompanied by a recapitalization. The net assets of DFPH are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination were those of TOI Parent.
Segment Reporting
Segment Reporting
The Company presents the financial statements by segment in accordance with Accounting Standard Codification Topic No. 280, Segment Reporting (“ASC 280”) to provide investors with transparency into how the chief operating decision maker (“CODM”) manages the business. The Company determined the CODM is its Chief Executive Officer. The CODM reviews financial information and allocates resources across three operating segments: patient care, dispensary, and clinical trials & other. Each of the operating segments is also a reporting segment as described further in Note 20.
Segment ReportingThe Company presents the financial statements by segment in accordance with Accounting Standard Codification Topic No. 280, Segment Reporting (“ASC 280”) to provide investors with transparency into how the chief operating decision maker (“CODM”) manages the business. The Company determined the CODM is its Chief Executive Officer. The CODM reviews financial information and allocates resources across three operating segments: patient care, dispensary, and clinical trials & other.
Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions or conditions. Significant items subject to such estimates and assumptions include judgements related to revenue recognition, estimated accounts receivable, useful lives and recoverability of long-lived and intangible assets, recoverability of goodwill, fair values of acquired identifiable assets and assumed liabilities in business combinations, fair value of intangible assets and goodwill, fair value of share-based compensation, fair value of liability classified instruments, and judgements related to deferred income taxes.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions or conditions. Significant items subject to such estimates and assumptions include judgements related to revenue recognition, estimated accounts receivable, useful lives and recoverability of long-lived and intangible assets, recoverability of goodwill, fair values of acquired assets and assumed liabilities in business combinations, fair value of intangible assets and goodwill, fair value of share-based compensation, fair value of liability classified instruments, and judgements related to deferred income taxes.

Net Income (Loss) Per Share
Net Income (Loss) Per Share
Basic and diluted net income (loss) per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. Basic and diluted net income (loss) per share has been retrospectively adjusted for all periods presented prior to the Business Combination. The retroactive adjustment is based on the same number of weighted average shares outstanding in each historical period.
Under the two-class method, basic and diluted net income (loss) per share attributable to common stockholders is computed by dividing the basic and diluted net income (loss) attributable to common stockholders by the basic and diluted weighted-average number of shares of common stock outstanding during the period. Diluted net income per share attributable to common stockholders adjusts basic net income per share for the potentially dilutive impact of stock options, restricted stock units, earnout shares (defined in Note 14), public warrants and private placement warrants. For periods where the Company has net losses, diluted net loss per share is the same as basic net loss per share because inclusion of potential common shares in the diluted net loss per share calculation has an antidilutive effect.
The treasury stock method is used to calculate the potentially dilutive effect of stock options, RSUs, public warrants and private placement warrants. The earnout shares are contingently issuable; therefore, the earnout shares are excluded from basic and diluted EPS until the market conditions have been met (see more detail on the earnout shares in Note 14). For the periods presented, the public and private placement warrants are out of the money; therefore, the public and private placement warrants are antidilutive and excluded from diluted net income per share.

Net Loss Per Share
Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. Net loss per share has been retrospectively adjusted for all periods presented prior to the Business Combination. The retroactive adjustment is based on the same number of weighted average shares outstanding in each historical period.
Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of stock options, restricted stock units, Earnout Shares and warrants.
As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

Revenue Recognition
Revenue Recognition
The Company follows the accounting requirements of Accounting Standard Codification Topic No. 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of ASC 606 is to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. This principle is achieved through applying the following five-step approach:
1.Identification of the contract, or contracts, with a customer.
2.Identification of the performance obligations in the contract.
3.Determination of the transaction price.
4.Allocation of the transaction price to the performance obligations in the contract.
5.Recognition of revenue when, or as, an entity satisfies a performance obligation.
The Company receives payments from the following sources for services rendered: (i) commercial insurers; (ii) the federal government under the Medicare program administered by the Centers for Medicare and Medicaid Services (“CMS”); (iii) state governments under the Medicaid and other programs; (iv) other third-party payors (e.g., hospitals and independent practice associations (“IPAs”)); and (v) individual patients and clients.
Revenue primarily consists of capitation revenue, fee-for-service (“FFS”) revenue, dispensary revenue, and clinical trials revenue. Revenue is recognized in the period in which services are rendered or the period in which the Company is obligated to provide services. The form of billing and related risk of collection for such services may vary by type of revenue and the payor. The following paragraphs provide a summary of the principal forms of the Company’s billing arrangements and how revenue is recognized for each.
Capitation
Capitation revenues of the Company consist primarily of fees for medical services provided to patients by the Company under a capitated arrangement with various managed care organizations. Capitation revenue is paid monthly to the Company based on the number of enrollees assigned to the Company by the contracted managed care organization (per member, per month; or “PMPM”). Capitation contracts generally have a legal term of one year or longer. Capitation contracts have a single performance obligation that is a stand ready obligation to perform healthcare services to the population of enrolled members and constitutes a series for the provision of managed healthcare services for the term of the contract, which is deemed to be one month since the mix of patient-customers can and do change month over month. The transaction price for capitation contracts is variable as it primarily includes PMPM fees associated with unspecified membership that fluctuates throughout the contract. The Company generally estimates the transaction price using the most likely methodology and amounts are only included in the transaction price to the extent that it is probable that a significant reversal of cumulative revenue will not occur once any uncertainty is resolved. Certain contracts include terms for a capitation deduction where the cost of out-of-network referrals of members by the Company are deducted from the future payment. The deductions vary depending on the payor and are often not known until a future period. As such, the Company adjusts the transaction price for capitation deductions based on historic experience such that the amount of capitation revenue is constrained to the extent that it is not probable a significant reversal of revenue will occur in the future. Revenue is recognized in the month services are rendered on the basis of the transaction price established at that time. If subsequent information resolves uncertainties related to the transaction price, adjustments will be recognized in the period they are resolved. When payment has been received but services have not yet been rendered, the payment is recognized as a contract liability.
Fee-for-Service Revenue
FFS revenue represents revenue earned under contracts in which the Company bills and collects for medical services rendered by the Company’s employed physicians. The terms for FFS contracts are short in duration and only last for the period over which services are rendered (typically, one day). FFS revenue consists of fees for medical services provided to patients. These medical services are capable of being distinct since the patient can benefit from the medical services on their own. Each service constitutes a single performance obligation for which the patient accepts and receives the benefit of the medical services as they are performed.
Under the FFS arrangements, the Company bills third-party payors and patients for patient care services provided. Payments for services provided are generally less than billed charges. The Company records revenue net of an allowance for contractual adjustments, which represents the net revenue expected to be collected from third-party payors (including managed care, commercial, and governmental payors such as Medicare and Medicaid), and patients. These expected collections are based on fees and negotiated payment rates in the case of third-party payors, the specific benefits provided for under each patient’s healthcare plans, mandated payment rates in the case of Medicare and Medicaid programs, and historical cash collections (net of recoveries).
The transaction price from FFS arrangements is variable in nature because fees are based on patient encounters, credits due to patients, and reimbursement of provider costs, all of which can vary from period to period. The Company estimates the transaction price using the most likely methodology and amounts are only included in the net transaction price to the extent that it is probable that a significant reversal of cumulative revenue will not occur once any uncertainty is resolved. As a practical expedient, the Company uses a portfolio approach to determine the transaction price for the medical services provided under FFS arrangements. Under this approach, the Company bifurcates the types of services provided and grouped health plans with similar fees and negotiated payment rates. At these levels, portfolios share the characteristics conducive to ensuring that the results do not materially differ from the standard applied to individual patient contracts related to each medical service provided.
The recognition of net revenue (gross charges less contractual allowances) from such services is dependent on such factors as proper completion of medical charts following a patient visit, the forwarding of such charts to the Company’s billing center for medical coding and entering into the Company’s billing system, and the verification of each patient’s submission or representation at the time services are rendered as to the payor(s) responsible for payment of such services. Revenue is recorded on the date the services are rendered based on the information known at the time of entering of such information into the Company’s billing systems as well as an estimate of the revenue associated with medical services. When the performance obligation is not satisfied, the billing is recognized as a contract liability.
Dispensary
The Company sells oral prescription drugs directly through its dispensaries. Each prescription filled and delivered to the customer is a distinct performance obligation. The transaction price for the prescriptions is based on fee schedules set by various pharmacy benefit managers (“PBMs”) and other third party payors. The fee schedule is often subject to direct and indirect remuneration (“DIR”) fees, which are based primarily on pre-established metrics. DIR fees may be assessed in periods after payments are received against future payments. The Company estimates
DIR fees to arrive at the transaction price for prescriptions. The Company recognizes revenue based on the transaction at the time the customer takes possession of the oral drug.
Clinical Trials Revenue
The Company enters into contracts to perform clinical research trials. The terms for clinical trial contracts last many months as the clinical research is performed. Each contract represents a single, integrated set of research activities and thus is a single performance obligation. The performance obligation is satisfied over time as the output is captured in data and documentation that is available for the customer to consume over the course of arrangement and furthers progress of the clinical trial. Under the clinical trial contracts, the Company receives a fixed payment for administrative, set-up, and close-down fees; a fixed amount for each patient site visit; and certain expense reimbursements. Under ASC 606, the Company has elected to recognize revenue for these arrangements using the ‘as-invoiced’ practical expedient. The Company invoices the customer periodically based on the progress of the trial such that each invoice captures the revenue earned to date based on the state of the trial as established between the Company and the customer.

Direct Costs of Sales
Direct Costs of Sales
Direct cost of sales primarily consists of wages paid to clinical personnel and other health professionals, oral and IV drug costs, and other medical supplies used to provide patient care. The Company’s costs for clinical personnel wages are expensed as incurred and the Company’s costs for inventory and medical supplies are expensed when used, generally by applying the specific identification method.

Cash and Restricted Cash
Cash and Restricted Cash
Cash primarily consists of deposits with banking institutions. The carrying value of the Company’s cash approximates fair value due to the short-term maturity of these instruments (less than three months). Pursuant to a covenant arising from a corporate credit card program, the Company holds cash on deposit with a banking institution that is subject to legal restrictions on withdrawal.

Accounts Receivable
Accounts Receivable
The Company accounts for accounts receivable under Accounting Standard Codification Topic No. 310, Receivables (“ASC 310”). Accounts receivable includes capitation receivables, FFS reimbursement for patient care, dispensary receivables and contract receivables. Accounts receivable are recorded and stated at the amount expected to be collected determined by each payor.
For third-party payors including Medicare, Medicaid, managed care providers, and commercial payors, the collectable amount is based on the estimated contractual reimbursement percentage, which is based on current contract prices or historical paid claims data by payor. For self-pay accounts receivable, which includes patients who are uninsured and the patient responsibility portion for patients with insurance, the collectable amount is determined using estimates of historical collection experience without regard to aging category. These estimates are adjusted for estimated conversions of patient responsibility portions, expected recoveries, and any anticipated changes in trends.
Accounts receivable can be impacted by the effectiveness of the Company’s collection efforts. Additionally, significant changes in payor mix, business office operations, economic conditions, or trends in federal and state governmental healthcare coverage could affect the collectable amount of accounts receivable. The Company maintains reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends, and changes in customer payment patterns to evaluate the adequacy of these reserves. The Company also regularly analyzes the ultimate collectability of accounts receivable after certain stages of the collection cycle using a look-back analysis to determine the amount of receivables subsequently collected, and adjustments are recorded when necessary.
The Company continuously monitors its collections of receivables and its policy is to write off receivables when they are determined to be uncollectible.
Inventories
Inventories
The Company accounts for inventory under Accounting Standard Codification Topic No. 330, Inventory (“ASC 330”). Inventories consist of intravenous chemotherapy drugs and oral prescription drugs. Inventories are stated at the lower of cost, determined using the weighted average cost method of inventory valuation, or net realizable value. Net realizable value is determined using the selling price, less costs to sell.
The Company receives purchase discounts on products purchased. Contractual arrangements with vendors, including manufacturers and wholesalers, normally provide for the Company to receive purchase discounts from established list prices in one, or a combination, of the following forms: (i) a direct discount at the time of purchase or (ii) a discount for the prompt payment of invoices. Additionally, in other circumstances, the Company may receive rebates when products are purchased indirectly from a manufacturer (e.g., through a wholesaler). These rebates are recognized when intravenous chemotherapy drugs and oral prescription drugs are dispensed and are generally calculated by manufacturers within 30 days after the end of each completed quarter. The Company also receives additional rebate under its wholesaler contracts if it exceeds contractually defined annual purchase volumes. Purchase rebates are recorded as reductions to cost of services.

Property and Equipment, net
Property and Equipment, net
The Company accounts for property and equipment under Accounting Standard Codification Topic No. 360, Property, Plant, and Equipment (“ASC 360”). As required under ASC 360, the Company states property and equipment at cost, net of accumulated depreciation. Property and equipment is depreciated using the straight-line method over the estimated useful lives of the related assets, as described further in Note 8. Maintenance and repairs are charged to expense as incurred. Significant renewals and improvements are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the consolidated statements of operations.
When events or changes in circumstances indicate that the carrying amount of long-lived assets, including property and equipment, or other long-lived assets, may not be recoverable, an evaluation of the recoverability of currently recorded costs is performed. When an evaluation is performed, the estimated value of undiscounted future net cash flows associated with the asset groups is compared to the asset groups’ carrying value to determine if a write-down to fair value is required. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset group exceeds the fair value of the assets.
Accounts payable, Accrued Expenses, and Other Current Liabilities
Accounts Payable, Accrued Expenses, and Other Current Liabilities
Accounts payable primarily consists of unpaid invoices related to routine operating expenses. Accrued expenses and other current liabilities primarily consist of accruals made for payroll expenses, deferred capitation, and FFS revenue.

Leases
Leases
Lease agreements are evaluated to determine whether they are capital or operating leases in accordance with Accounting Standards Codification, Topic No. 840, Leases (“ASC 840”). When any one of the four test criteria in ASC 840 is met, the lease then qualifies as a capital lease. Capital leases are capitalized at the lower of the net present value of the total amount payable under the leasing agreement (excluding finance charges) or the fair market value of the leased asset. Capital lease assets are depreciated on a straight-line basis, over a period consistent with the Company’s normal depreciation policy for tangible fixed assets. The Company allocates each lease payment between a reduction of the lease obligation and interest expense using the effective interest method. Rent expense for operating leases, which may include free rent or fixed escalation amounts in addition to minimum lease payments, is recognized on a straight-line basis over the duration of the lease term. The Company reports the current and long-term portions of capital lease obligations within accrued expenses and other current liabilities and other non-current liabilities, respectively, on the consolidated balance sheets.
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The Company accounts for goodwill and intangible assets under Accounting Standards Codification Topic No. 350, Goodwill and Other (“ASC 350”). Goodwill represents the excess of the fair value of the consideration conveyed in and acquisition over the fair value of net assets acquired.
Goodwill is not amortized but is required to be evaluated for impairment at the same time every year. The Company performs its annual testing of impairment for goodwill in the fourth quarter of each year. When impairment indicators are identified, the Company compares the reporting unit’s fair value to its carrying amount, including goodwill. An impairment loss is recognized as the difference, if any, between the reporting unit’s carrying amount and its fair value to the extent the difference does not exceed the total amount of goodwill allocated to the reporting unit. The Company performed a qualitative analysis and determined that there were no indicators of impairment. Therefore, no goodwill impairment charge were recorded during the years ended December 31, 2021 and 2020 as a result of the Company’s annual impairment evaluation.
Under ASC 350, finite-lived intangible assets are stated at acquisition-date fair value. Intangible assets are amortized using the straight-line method.
Finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When circumstances indicate that recoverability may be impaired, the Company assesses its ability to recover the carrying value of the asset group from the expected future pre-tax cash flows (undiscounted and without interest charges) of the related operations. If these cash flows are less than the carrying value of such asset, an impairment loss is recognized for the difference between estimated fair value and carrying value. Fair value is determined based on appropriate valuation techniques. The Company performed a qualitative analysis and determined that there were no indicators of impairment on December 31, 2021 and 2020.
Debt
Debt
The Company accounts for debt net of debt issuance costs. Debt issuance costs are capitalized, netted against the related debt for presentation purposes, and amortized to interest expense over the terms of the related debt using the effective interest method.

Public Warrants and Private Placement Warrants
Public Warrants and Private Placement Warrants
Upon completion of the Business Combination, the Company assumed public and private placement warrants that were issued by DFPH in connection with its initial public offering (declared effective by the Securities and Exchange Commission ("SEC") on March 10, 2020) whereby holders of the public and private placement warrants are entitled to acquire common stock of the Company.
Prior to the Business Combination, the public warrants were accounted for as liabilities per Accounting Standards Codification Subtopic No. 815-40 Contracts on an Entity's Own Equity ("ASC 815-40"). Following the Business Combination, the shares of common stock underlying the public warrants are not redeemable and the Company has one single class of voting stock; therefore, the public warrants are not precluded from being considered indexed to the Company’s common stock which allows the public warrants to meet the criteria for equity classification per ASC 815-40. Warrants classified as equity are recorded at their issuance cost and are not subject to remeasurement at each subsequent balance sheet date.
Prior to the Business Combination, the private placement warrants were accounted for as liabilities per ASC 815-40. The private placement warrants are not considered indexed to the Company’s stock per ASC 815-40 and are therefore recorded as liabilities, given the settlement of the private placement warrants is dependent, in part, on who holds the warrants at the time of the settlement. Warrants classified as liabilities are recorded at their estimated fair value on the Closing Date and are revalued at each subsequent balance sheet date, with fair value changes recognized in other income (expense), net in the accompanying consolidated statements of operations. The Company estimates the value of these warrants using a Binomial Lattice valuation model in a risk-neutral framework.
Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method under Accounting Standards Codification Topic No. 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in selling, general, and administrative expenses.
Share-Based Compensation Plan
Share-Based Compensation Plan
The Company accounts for share-based compensation under ASC 718. As required under ASC 718, the Company accounts for employee share-based compensation as an expense in the consolidated financial statements. Equity-classified awards are measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model and accounts for forfeitures as incurred.
Excess tax benefits of awards related to stock option exercises are recognized as an income tax benefit in the consolidated statement of operations and reflected in operating activities in the consolidated statement of cash flows.

Commitments and Contingencies
Commitments and Contingencies
The Company accounts for contingent liabilities under Accounting Standards Codification Subtopic No. 450-20, Contingencies (“ASC 450-20”). As required by ASC 450-20, liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Fair Value Measurements
Fair Value Measurements
The Company accounts for fair value measurements under Accounting Standards Codification Topic No. 820, Fair Value Measurements (“ASC 820”). The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (see Note 7 for further discussion):
Level 1inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
Level 2inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Fair Value Measurements
The Company accounts for fair value measurements under Accounting Standards Codification Topic No. 820, Fair Value Measurements (“ASC 820”). The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (see Note 7 for further discussion):
Level 1    inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
Level 2    inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3    inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards
Leases
On January 1, 2022, the Company adopted Accounting Standards Update 2016-02, Leases, with various amendments issued in 2018 and 2019 (collectively, “ASC 842”) using the modified retrospective approach, for leases that existed on January 1, 2022. ASC 842 requires lessees to recognize assets and liabilities for most leases. The Company evaluates whether an arrangement is or contains a lease at contract inception. A lease exists when a contract conveys to the customer the right to control the use of an identified asset for a period of time in exchange for consideration. Upon lease commencement, the date on which a lessor makes the underlying asset available to the Company for use, the Company classifies the lease as either an operating or finance lease. The Company applied certain practical expedients permitted under the transition guidance, including the package of practical expedients, which permits the Company not to reassess its prior conclusions related to lease identification, lease classification, and initial direct costs capitalization. The Company solely acts as a lessee and its leases primarily consist of operating leases for its real estate in the states in which the Company operates. The Company has other operating and financing leases for various clinical and non-clinical equipment.
Generally, upon the commencement of a lease, the Company will record a right-of-use (“ROU”) asset and lease liability. An ROU asset represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Lease liabilities are measured at the present value of the remaining, fixed lease payments at lease commencement. The Company uses its incremental borrowing rate, based on the information available at the later of adoption, inception, or modification in determining the present value of lease payments. ROU assets are measured at an amount equal to the initial lease liability, plus any prepaid lease payments (less any incentives received) and initial direct costs, at the lease commencement date. The Company has elected to account for lease and non-lease components as a single lease component for all underlying classes of assets. As a result, the fixed payments that would otherwise be allocable to the non-lease components are accounted for as lease payments and included in the measurement of the Company’s right-of-use asset and lease liability.
Lease arrangements with an initial term of 12 months or less are considered short-term leases and are not recorded on the balance sheet. The operating lease payments are recognized as an expense on a straight-line basis over the lease term. The lease term includes any period covered by renewal options available that the Company is reasonably certain to exercise and any options to terminate the lease that the Company is not reasonably certain to exercise.
The Company displays ROU assets, current lease liabilities, and long term lease liabilities arising from operating leases as separate line items on the condensed consolidated balance sheet. The Company includes ROU assets, current lease liabilities, and long term lease liabilities arising from finance leases within property and equipment, net; accrued expenses and other current liabilities; and other non-current liabilities. As a result of the Company's adoption of ASC 842, the Company recorded an initial adjustment to the opening balance sheet of $16,439 to operating ROU assets, $3,970 to current portion of operating lease liabilities, $13,796 to long term operating lease liabilities, $43 to property and equipment, net; $19 to other current liabilities; and $21 to other non-
current liabilities. The impact of ASC 842 was not material to the Condensed Consolidated Statement of Income (Operations).
Other
In May 2021, the FASB issued Accounting Standards Update 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU 2021-04”). The guidance in ASU 2021-04 requires the issuer to treat a modification of an equity-classified written call option that does not cause the option to become liability-classified as an exchange of the original option for a new option. This guidance applies whether the modification is structured as an amendment to the terms and conditions of the option or as termination of the original option and issuance of a new option. The Company adopted ASU 2021-04 as of January 1, 2022. The adoption of this guidance did not have a material impact on the Company’s consolidated financial position or results of operations.
Recently Issued Accounting Standards
In June 2016, the FASB issued Accounting Standards Update 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued Accounting Standard Update 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses (“ASU 2018-19”), which amends Subtopic 326-20 (created by ASU 2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. Additionally, in April 2019, the FASB issued Accounting Standard Update 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments (“ASU 2019-04”); in May 2019, the FASB issued Accounting Standards Update 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief (“ASU 2019-05”); and in November 2019, the FASB issued Accounting Standards Update 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments — Credit Losses (“ASU 2019-10”), to provide further clarifications on certain aspects of ASU 2016-13 and to extend the nonpublic entity effective date of ASU 2016-13. The changes (as amended) are effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2022. An entity may early adopt ASU 2016-13, as amended, for annual and interim periods in fiscal years beginning after December 15, 2018. While the Company expects its allowance for credit losses to increase upon adoption of ASU 2016-13, the Company does not expect the adoption of ASU 2016-13 to have a material effect on its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which amends ASC 740, Income Taxes. This new standard is intended to simplify accounting for income taxes by removing certain exceptions to the general principles in ASC 740 and amending existing guidance to improve consistent application of ASC 740. The new standard is effective for the Company beginning January 1, 2022, and for interim periods beginning January 1, 2023. The guidance in the new standard has various elements, some of which are applied on a prospective basis and others on a retrospective basis with earlier application permitted. The Company is currently evaluating the effect of ASU 2019-12 on the Company’s consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity ("ASU 2020-06"), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. ASU 2020-06 also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The new standard is effective for the Company beginning January 1, 2024. The Company is currently evaluating the effect of ASU 2020-06 on the Company’s consolidated financial statements and related disclosures.
In October 2021, the FASB issued ASU 2021-08, Business Combinations: Accounting for Contract Assets and Contract Liabilities from Contracts with Customers ("ASU 2021-08"). Under ASU 2021-08, an acquirer must recognize, and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606. The guidance is effective for interim and annual periods beginning after December 15, 2023, with early adoption permitted. The Company will adopt ASU 2021-08 on January 1, 2024 on a prospective basis. The Company does not expect the adoption of this standard to have a material impact on the Company’s consolidated financial statements and related disclosures.
Recently Adopted Accounting Standards
In November 2021, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2021-10, Government Assistance, Disclosures by Business Entities about Government Assistance ("ASU 2021-10"). The new standard requires additional disclosures regarding government grants and contributions. The standard requires disclosures on the nature of the transactions and related accounting policies, including significant terms and conditions, as well as the amounts and specific financial statement line items affected by the transactions. This standard is effective for fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company elected to early adopt this standard effective January 1, 2021, using the retrospective approach transition method. The adoption of this guidance did not have a material impact on the Company’s consolidated financial position or results of operations.
Recently Issued Accounting Standards
In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which amends the existing accounting standards for leases. The new standard requires lessees to record a right-of-use (“ROU”) asset and a corresponding lease liability on the balance sheet (with the exception of short-term leases), whereas under current accounting standards the Company’s lease portfolio consists primarily of operating leases and is not recognized on its consolidated balance sheets. The Company will adopt ASC 842 effective January 1, 2022, using the alternative modified transition method and will record a cumulative-effect adjustment to the opening balance of retained earnings as of that date. Prior periods will not be restated. The Company believes the largest impact will be on the consolidated balance sheet for the accounting of facilities-related leases, which represents a majority of its operating leases it has entered into as a lessee. These leases will be recognized under the new standard as ROU assets and operating lease liabilities, which the Company approximates will be $15,800 and $17,100, respectively. The Company will also provide expanded disclosures for its leasing arrangements. The results of operations are not expected to significantly change after adoption of the new standard.
In June 2020, the FASB issued Accounting Standards Update 2020-05, Leases (Topic 842), Effective Dates for Certain Entities (“ASU 2020-05”), which deferred the effective dates of ASU 2016-02 in order to respond to the significant business and capital market disruptions caused by the COVID-19 pandemic. In February 2016, the Board issued ASU 2016-02, with an effective date for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, for public business entities. For all other entities, Leases (Topic 842) was effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. In November 2019, the Board issued Accounting Standards Update 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective
Dates (“ASU 2019-10”). The amendments in ASU 2019-10 deferred the effective dates for Leases for entities in the “all other” category by an additional year. Therefore, ASU 2016-02 was effective for all other entities for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The amendments in ASU 2020-05 defer the effective date for one year for entities in the “all other” category that have not yet issued their financial statements (or made financial statements available for issuance) reflecting the adoption of Leases. Therefore, under the amendments, Leases is effective for entities within the “all other” category for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company belongs in the “all other” category.
In June 2016, the FASB issued Accounting Standards Update 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued Accounting Standard Update 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses (“ASU 2018-19”), which amends Subtopic 326-20 (created by ASU 2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. Additionally, in April 2019, the FASB issued Accounting Standard Update 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments (“ASU 2019-04”), in May 2019, the FASB issued Accounting Standards Update 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief (“ASU 2019-05”), and in November 2019, the FASB issued Accounting Standards Update 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments — Credit Losses (“ASU 2019-10”), to provide further clarifications on certain aspects of ASU 2016-13 and to extend the nonpublic entity effective date of ASU 2016-13. The changes (as amended) are effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2022. The entity may early adopt ASU 2016-13, as amended, for annual and interim periods in fiscal years beginning after December 15, 2018. While the Company expects its allowance for credit losses to increase upon adoption of ASU 2016-13, the Company does not expect the adoption of ASU 2016-13 to have a material effect on its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which amends ASC 740, Income Taxes. This new standard is intended to simplify accounting for income taxes by removing certain exceptions to the general principles in ASC 740 and amending existing guidance to improve consistent application of ASC 740. The new standard is effective for the Company beginning January 1, 2022. The guidance in the new standard has various elements, some of which are applied on a prospective basis and others on a retrospective basis with earlier application permitted. The Company is currently evaluating the effect of ASU 2019-12 on the Company’s consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity ("ASU 2020-06"), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. ASU 2020-06 also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The new standard is effective for the Company beginning January 1, 2024. The Company is currently evaluating the effect of ASU 2020-06 on the Company’s consolidated financial statements and related disclosures.
In May 2021, the FASB issued Accounting Standards Update 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU 2021-04”). The guidance in ASU 2021-04 requires the issuer to treat a modification of an equity-classified written call option that does not cause the option to become liability-classified as an exchange of the original option for a new option. This guidance applies whether the modification is structured as an amendment to the terms and conditions of the option or as termination of the original option and issuance of a new option. The amendments in this update are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.
In October 2021, the FASB issued ASU 2021-08, Business Combinations: Accounting for Contract Assets and Contract Liabilities from Contracts with Customers ("ASU 2021-08"). Under ASU 2021-08, an acquirer must recognize, and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606. The guidance is effective for interim and annual periods beginning after December 15, 2023, with early adoption permitted. The Company will adopt ASU 2021-08 on January 1, 2024 on a prospective basis. The Company does not expect the adoption of this standard to have a material impact on the Company’s consolidated financial statements and related disclosures.
Pension and Other Postretirement Plans, Policy
Retirement Plans
The Company provides a qualified 401(K) plan to all eligible employees which is administered through the John Hancock Life Insurance Company (U.S.A.). Employees are eligible to participate in the plan on the first day of the month subsequent to completing two months of service. Eligible employees may, subject to statutory limitations, contribute a portion of their salary to the plan through payroll deduction. In 2021, the Company provided a matching contribution of 100% of the elective deferral that does not exceed 4% of compensation. In 2020, the Company’s Safe Harbor Basic Matching Contribution was 100% of the elective deferral that does not exceed 3% of compensation, plus 50% of the elective deferral that exceeds 3% of compensation but does not exceed 5% of compensation. Participants are always fully vested in their own contributions and the Company’s matching contributions vest immediately. The Company expensed to selling, general and administrative expenses $787 and $504 in matching contributions related to the 401(K) plan during the years ended December 31, 2021 and December 31, 2020, respectively.